BALANCE SHEET DETAILS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
Total	$ 149	$ 292
Accrued compensation and related benefits
Balance Sheet Details [Line Items]
Total	58	266
Dividends on Series D and E convertible preferred stock
Balance Sheet Details [Line Items]
Total	$ 91	$ 26